Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 40,920	₩ 12,000
BNP Paribas Cardif Life Insurance | Government bonds
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	12,000	₩ 12,000
Hyungje art printing | Property, plant and equipment [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	120
Goduck Gangil1 PFV Co., Ltd | Guarantee insurance policy
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 28,800